Equity (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Equity [Abstract]
Schedule of share capital
	June 30, 2022		December 31, 2021		June 30, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	25,714,285	3,526,740	25,714,285	3,091,740	25,714,285	2,269,190

Schedule of issued and outstanding share capital
Number of ordinary shares
Balance at January 1, 2022	3,091,740

Issuance of share capital – June 2022 Financing Round (Note 5e)	335,000

Exercise of Pre-funded March 2021 warrants (Note 5d)	100,000

Balance at June 30, 2022	3,526,740

Schedule of warrants fair value was calculated using the Black–Scholes option pricing model
	June 30, 2022	June 1, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.03	2.74
Underlying share price ($)	2.13	3.07
Exercise price ($)	2.63	2.63
Warrants fair value ($)	9,906	9,005